Acquisitions and Dispositions - Others (Details) shares in Millions, $ in Millions, £ in Billions		1 Months Ended					3 Months Ended	12 Months Ended
	May 16, 2017	Mar. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017
Acquisitions
Stock split ratio	2
Purchase price, net of cash acquired								$ 3,379.0	$ 29.0
Latapack Ball Embalagens Ltda
Acquisitions
Number of treasury shares issued | shares							11.4		11.4
Consideration transferred							$ 17.0
Wavefront
Acquisitions
Purchase price, net of cash acquired						$ 36.0
Rexam
Acquisitions
Purchase price, net of cash acquired				£ 2.9	$ 3,800.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Food And Aerosol Paint And General Line Plant | Hubbard, Ohio
Disposal of business facility
Price agreed upon for sale of plant		$ 32.0
Gain (loss) on dispositions		$ 15.0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Food And Aerosol Specialty Tin Business | Baltimore, Maryland
Disposal of business facility
Price agreed upon for sale of plant			$ 24.0
Gain (loss) on dispositions			$ 9.0
Senior Notes 4.375 percent, due December 2020
Acquisitions
Interest rate (as a percent)								4.375%		4.375%
Senior Notes 3.50 Percent, euro denominated, due December 2020
Acquisitions
Interest rate (as a percent)								3.50%		3.50%
Senior Notes 4.375 percent, euro denominated, due December 2023
Acquisitions
Interest rate (as a percent)								4.375%		4.375%